ADVANCE TO SUPPLIERS AND ADVANCE FROM CUSTOMERS - Schedule of Advance to Suppliers (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024
Schedule Of Advance To Suppliers Abstract
Prepayments for materials purchased	$ 1,596,383	$ 17,641,946